Pension And Other Postretirement Employee Benefit Plans (Funded Status) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at end of year	$ (2,857)	$ (3,038)	$ (2,215)
Fair value of assets at end of year	2,271	2,327	1,542
Funded status at end of year	(586)	(711)
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at end of year	(924)	(913)	(809)
Fair value of assets at end of year	179	190	197
Funded status at end of year	$ (745)	$ (723)